Equipment and leasehold improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 19,300	$ 12,227
Less: accumulated depreciation	(6,823)	(2,999)
Property, Plant and Equipment, Net, Total	12,477	9,228	$ 10,934
Depreciation expense	4,100	3,500
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,505	4,552
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	527	519
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,675	1,876
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,523	5,160
Capital Assets In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 70	$ 120